11A. Income Taxes (Details 1A) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Net operating loss carryforwards - United States	$ 829	$ 508
Net operating loss carryforwards - International	3,249	2,924
Valuation allowance	(4,078)	(3,432)
Net deferred tax assets